Financial assets measured at fair value through OCI (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt instruments
Government and government agencies	$ 8,522	$ 8,155
of which: USA	7,507	7,727
Banks	322	103
Total financial assets measured at fair value through other comprehensive income	8,844	8,258
Unrealized gains - before tax	67	204
Unrealized (losses) - before tax	(80)	(4)
Net unrealized gains / (losses) - before tax	(13)	200
Net unrealized gains / (losses) - after tax	(7)	151
UBS AG
Debt instruments
Government and government agencies	8,522	8,155
of which: USA	7,507	7,727
Banks	322	103
Total financial assets measured at fair value through other comprehensive income	8,844	8,258
Unrealized gains - before tax	67	204
Unrealized (losses) - before tax	(80)	(4)
Net unrealized gains / (losses) - before tax	(13)	200
Net unrealized gains / (losses) - after tax	$ (7)	$ 151